Property plant and equipment, net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property plant and equipment, net

Note 4 — Property plant and equipment, net

Property plant and equipment, net consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Office electronic equipment	380,831	202,230	27,987
Office fixtures and furniture	3,427	3,504	485
Vehicles	1,201,451	1,201,452	166,273
Leasehold improvements	501,827	325,274	45,016
Subtotal	2,087,536	1,732,460	239,760
Less: accumulated depreciation	(1,075,429)	(845,232)	(116,974)
Total	1,012,107	887,228	122,786

Depreciation expense for the six months ended June 30, 2022 and 2023 amounted to RMB 194,444 and RMB 154,157 (USD 22,260), respectively.